Note 10 - Retirement Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
10
.          Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the
“401k
Plan”) administered by a
third
party service provider; and the Company contributes to the
401k
Plan on behalf of its employees based upon a matching formula. During the years ended
December 31, 2016,
2015
and
2014
our contributions to the
401k
Plan were
$33,871,
$40,296,
and
$35,567,
respectively.